CONSOLIDATED STATEMENT OF FINANCIAL POSITION - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024 [1]
Non-current assets
Property and equipment	$ 849	$ 624
Intangible assets, excluding goodwill	363	283
Goodwill	128	14
Investments and derivatives	2
Other assets	88	80
Total non-current assets	1,430	1,001
Current assets
Inventories	3	3
Trade and other receivables	37	40
Receivables from related parties	49	363
Other financial assets		8
Investments and derivatives	119	94
Current income tax assets	5
Other assets	24	26
Cash and cash equivalents	455	674
Total current assets	692	1,208
Total assets	2,122	2,209
Equity
Equity attributable to equity owners of the parent	1,299	1,080
Total equity	1,299	1,080
Non-current liabilities
Debt and derivatives	287	225
Provisions	9	4
Deferred tax liabilities	21	6
Other liabilities	8	7
Total non-current liabilities	325	242
Current liabilities
Trade and other payables	141	103
Debt and derivatives	229	669
Provisions	10	6
Current income tax payables	19	23
Other liabilities	99	86
Total current liabilities	498	887
Total equity and liabilities	$ 2,122	$ 2,209

[1]	*Prior period comparatives have been reclassified to conform with the current period presentation